GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Aug. 31, 2022
Selling, general and administrative expense [abstract]
GENERAL AND ADMINISTRATIVE EXPENSES [Text Block]

14. GENERAL AND ADMINISTRATIVE EXPENSES

GENERAL AND ADMINISTRATIVE EXPENSES	Year Ending August 31, 2022	Year Ending August 31, 2021
Salaries and benefits	$1,594	$1,794
Severance[1]	-	828
Legal	754	505
Technical consulting fees	364	405
Accounting	317	331
Insurance	368	311
Regulatory fees	276	252
Shareholder relations	108	235
Depreciation	91	122
Travel	196	96
Other	273	242
Total	$4,341	$5,121
[1]During the previous year, the Company's former President and CEO resigned from the Company.